PUBLIC SERVICE ELETRIC POWER CONCESSIONS - General Information (Details) customer in Millions	Dec. 31, 2017 Distributor customer km GW
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | GW	48,120.000
Transmission lines (in kilometers) | km	71,684
Number of electric power distributors | Distributor	6
Number of customers | customer	44.0